S000002682 [Member] Performance Management - UBS Select Treasury Institutional Fund	Apr. 30, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Risk/return bar chart and table
Performance Narrative [Text Block]
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
The bar chart shows how the fund’s performance has varied from year to year.
The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.
The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance does not necessarily indicate how the fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.
Bar Chart [Heading]	UBS Select Treasury Institutional Fund Annual Total Returns Total return
Bar Chart Closing [Text Block]
Total return January 1 to June 30, 2025: 2.07%
Best quarter during years shown—4Q 2023: 1.33%
Worst quarters during years shown—1Q, 2Q, & 3Q 2015; 1Q, 2Q & 3Q 2021: 0.00% (Actual total returns were 0.0025%)
Updated performance information is available (1) by contacting your Financial Advisor, (2) by calling 1‑888‑793 8637 (Option #1) and (3) on the fund’s website at https://www.ubs.com/usmoneymarketfunds.

Performance Table Heading	Average annual total returns (for the periods ended December 31, 2024)
Performance Availability Website Address [Text]	https://www.ubs.com/usmoneymarketfunds
Performance Availability Phone [Text]	1‑888‑793 8637
UBS Select Treasury Institutional Fund
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	Total return
Bar Chart, Year to Date Return	2.07%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best quarter
Highest Quarterly Return	1.33%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst quarter
Lowest Quarterly Return	0.0025%
Lowest Quarterly Return, Date	Sep. 30, 2021